Diversified Municipal Portfolio [Member] Average Annual Total Returns - Diversified Municipal Portfolio [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg 1-10 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	1.21%	2.08%
Diversified Municipal Class
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	1.41%	2.03%
Diversified Municipal Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.45%	1.36%	1.99%
Diversified Municipal Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.91%	1.61%	2.06%